SHAREHOLDERS EQUITY (Details 1) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Venice Caregivers Foundation, Inc. [Member]
Current Assets	$ 1,365,867	$ 1,233,188
Non-Current Assets	12,596,223	16,867,824
Total Assets	13,962,090	18,101,012
Current Liabilities	8,760,561	12,831,161
Non-Current Liabilities	9,350,037	11,196,585
Total Liabilities	18,110,598	24,027,746
Non-Controlling Interest	(4,148,508)	(5,926,734)
Revenues	9,247,506	10,949,458
Net (Loss) Income Attributable to Non-Controlling Interest	1,776,677	(6,132,528)
LAX Fund 2 Group, L.L.C [Member]
Current Assets	500,648	811,025
Non-Current Assets	2,864,806	3,259,563
Total Assets	3,365,454	4,070,588
Current Liabilities	10,302,246	7,481,953
Non-Current Liabilities	2,442,330	2,662,078
Total Liabilities	12,744,576	10,144,031
Non-Controlling Interest	(9,379,122)	(6,073,443)
Revenues
Net (Loss) Income Attributable to Non-Controlling Interest	(3,308,795)	(3,777,079)
Natures Cure, Inc. [Member]
Current Assets	13,260,675	6,639,231
Non-Current Assets	4,957,685	5,032,428
Total Assets	18,218,360	11,671,659
Current Liabilities	2,778,312	3,745,710
Non-Current Liabilities	1,146,320	1,146,322
Total Liabilities	3,924,632	4,892,032
Non-Controlling Interest	14,293,728	6,779,627
Revenues	14,620,618	13,976,810
Net (Loss) Income Attributable to Non-Controlling Interest	7,514,101	3,143,437
VIEs, Total [Member]
Current Assets	15,127,190	8,683,444
Non-Current Assets	20,418,714	25,159,815
Total Assets	35,545,904	33,843,259
Current Liabilities	21,841,119	24,058,824
Non-Current Liabilities	12,938,687	15,004,985
Total Liabilities	34,779,806	39,063,809
Non-Controlling Interest	766,098	(5,220,550)
Revenues	23,868,124	24,926,268
Net (Loss) Income Attributable to Non-Controlling Interest	$ 5,981,983	$ (6,766,170)